INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 5,364	$ 5,364
Less Accumulated Amortization	(3,757)	(3,034)
Definite Lived Intangible Assets, Net	1,607
Total Indefinite Lived Intangible Assets	9,970	11,870
Total Intangible Assets, Net	11,577	14,200
Cannabis Licenses
Definite Lived Intangible Assets
Total Indefinite Lived Intangible Assets	9,970	11,870
Customer Relationships
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	587	587
Intellectual Property
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	4,777	4,777
Definite Lived Intangible Assets, Net	$ 1,607	$ 2,330